Expense Example - HAWAII MUNICIPAL BOND FUND	May 01, 2026 USD ($)
Class A | CLASS A SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 230
Expense Example, with Redemption, 3 Years	493
Expense Example, with Redemption, 5 Years	775
Expense Example, with Redemption, 10 Years	1,579
Class I | CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	500
Expense Example, with Redemption, 10 Years	$ 1,162